UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            May 7, 2001
    ----------------------------  ------------------------   -----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0
                                                  -------------

 Form 13F Information Table Entry Total:                100
                                                  -------------

 Form 13F Information Table Value Total:          $ 286.4930
                                                  -------------
                                                   (thousands)

 List of Other Included Managers:                       N/A

     NONE

                           FORM 13F INFORMATION TABLE


ITEM 6     INVESTMENT DISCRETION        SOLE
ITEM 7     VOTING AUTHORITY             NONE


SECURITY NAME                              TITLE OF CLASS           CUSIP             MARKET VALUE       QUANTITY
-------------                              --------------           -----             ------------       --------

 Aetna Inc                                   COM                  00817y108             $ 2.0622          57,410
 Agrium Inc.                                 COM                  008916108             $ 0.2669          21,183
 Ace Ltd                                     COM                  010366437             $ 5.9047         160,628
 Allstate Corp                               COM                  020002101             $ 0.5092          12,140
 Alpharma Inc -cl A                         CL A                  020813101             $ 1.2147          37,100
 American Home Products Corp                 COM                  026609107             $ 5.9028         100,474
 Amgen Inc.                                  COM                  031162100             $ 2.8464          47,293
 Asia Tigers Fund Inc                        COM                  04516T105             $ 0.3744          57,600
 Astoria Financial Corp                      COM                  046265104             $ 0.2084           3,900
 AXA (ADR)                              SPONSORED ADR             054536107             $ 0.2579           4,711
 Axcelis Technologies, Inc.                  COM                  054540109             $ 1.1546          99,861
 Bank of America Corp                        COM                  060505104             $ 2.8443          51,950
 Banc One Corp                               COM                  06423A103             $ 0.6740          18,629
 BNKU Litigation Contingent PMT         RT CONTINGENT             065416117             $ 0.0097          38,752
 Becton Dickinson Co                         COM                  075887109             $ 0.7779          22,025
 Bergen Brunswig 'A'                        CL A                  083739102             $ 0.4947          29,800
 Best Buy Company Inc                        COM                  086516101             $ 0.4001          11,125
 Bethlehem Steel Corp                        COM                  087509105             $ 0.7164         296,025
 Mer Lynch - Biotech Holders Tr         DEPOSTRY RCPTS             09067d201            $ 1.0916           9,575
 Boise Cascade Corp                           COM                  097383103            $ 4.9429         157,417
 Bowater Inc                                  COM                  102183100            $ 0.4017           8,475
 Brunswick Corp                               COM                  117043109            $ 1.2715          64,775
 Burlington Resources Inc                     COM                  122014103            $ 1.0203          22,800
 CIGNA Corp                                   COM                  125509109            $ 1.6532          15,399
 Canadian Pacific Ltd                         COM                  135923100            $ 2.0624          56,196
 Capital One Financial Corp                   COM                  14040h105            $ 4.8747          87,832
 Central European Equity Fund I               COM                  153436100            $ 0.1466          13,020
 Chubb Corporation                            COM                  171232101            $ 0.3533           4,877
 Citigroup, Inc.                              COM                  172967101            $14.7140         327,122
 Clear Channel Communications,                COM                  184502102            $ 1.1517          21,152
 Coca-Cola Co                                 COM                  191216100            $ 0.4334           9,596
 Corning Inc                                  COM                  219350105            $ 0.7715          37,290
 Crompton Corp                                COM                  227116100            $ 0.7016          62,646
 Dow Chemical Co                              COM                  260543103            $ 1.6590          52,550
 Du Pont Co                                   COM                  263534109            $ 0.9621          23,639
 Eaton Corp                                   COM                  278058102            $ 5.7323          83,683
 Energy East Corporation                      COM                  29266m109            $ 0.1909          11,000
 First Union Corp                             COM                  337358105            $ 5.2224         158,254
 FleetBoston Financial Corp                   COM                  339030108            $ 0.6842          18,124
 Ford Motor Co.                          COM PAR $0.01             345370860            $ 1.6352          58,150
 Foster Wheeler Corp                          COM                  350244109            $ 0.6466          36,000
 Franklin Resources Inc                       COM                  354613101            $ 3.7117          94,905
 Freeport McMoran Copper & Gold              CL B                  35671D857            $ 0.1327          10,167
 General Electric Co                          COM                  369604103            $ 0.6656          15,900
 General Motors Class H                    CL H NEW                370442832            $ 0.5994          30,736
 Hartford Financial Services Gr               COM                  416515104            $ 5.6972          96,563
 Health Net, Inc.                             COM                  42222g108            $ 2.7842         135,090
 Hilton Hotels Corp                           COM                  432848109            $ 0.5152          49,300
 Honeywell Intl Inc                           COM                  438516106            $12.5853         308,464
 Ingersoll-Rand                               COM                  456866102            $ 1.8742          47,197
 Int'l Business Machines Corp.                COM                  459200101            $ 0.9287           9,656
 J.P. Morgan Chase & Co                       COM                  46625h100            $ 3.8652          86,085
 Jardine Flmg India Fd                        COM                  471112102            $ 0.1735          22,529
 Johnson & Johnson                            COM                  478160104            $ 1.4949          17,090
 Kansas City Southern Inds                  COM NEW                485170302            $ 0.8224          57,919
 Kennametal, Inc.                             COM                  489170100            $ 0.8338          30,320
 Koninklije Philips Electronics         SP ADR NEW2000             500472303            $ 5.0175         187,922
 Lilly (Eli) & Co                             COM                  532457108            $ 0.6823           8,900
 Lincoln National Corp                        COM                  534187109            $ 3.3344          78,512
 Lowe's Companies                             COM                  548661107            $ 6.8004         116,345
 Lyondell Chemical Company                    COM                  552078107            $ 3.8123         265,295
 Marsh & McLennan Cos                         COM                  571748102            $ 0.2849           2,998
 Masco Corp.                                  COM                  574599106            $ 0.2776          11,500
 McKesson HBOC, Inc                           COM                  58155Q103            $ 0.7778          29,075
 Mellon Financial Corp.                       COM                  58551A108            $ 5.6304         138,954
 Merck & Co                                   COM                  589331107            $ 0.4341           5,720
 MetLife Inc.                                 COM                  59156r108            $ 0.3907          13,000
 Microsoft Corp.                              COM                  594918104            $ 0.4689           8,574
 Millenium Chemicals Inc                      COM                  599903101            $ 0.2394          14,625
 Millipore Corp.                              COM                  601073109            $ 0.4904          10,600
 Minnesota Mining & Manufacturi               COM                  604059105            $ 4.1779          40,211
 Morg Stan Asia-Pacific FD(tend               COM                  61744U106            $ 0.3282          42,191
 Morgan Stan India Invt FD                    COM                  61745C105            $ 0.2401          27,350
 Newell Rubbermaid Co.                        COM                  651229106            $ 0.5492          20,725
 News Corp LTD ADR                          ADR NEW                652487703            $ 2.3974          76,349
 Niagra Mohawk Holdings                       COM                  653520106            $ 2.1691         128,348
 Olin Corp                                COM PAR $1               680665205            $ 1.3448          65,955
 PACCAR Inc                                   COM                  693718108            $ 4.0156          89,610
 Packaging Corp of America                    COM                  695156109            $ 0.3828          29,000
 Pactiv Corp                                  COM                  695257105            $ 0.3270          27,000
 Pepsi Bottling Group, Inc.                   COM                  713409100            $ 2.0339          53,510
 Pfizer Inc                                   COM                  717081103            $ 5.2543         128,311
 PolyOne Corp                                 COM                  73179p106            $ 1.5735         172,910
 Potash Corp of Saskatchewan                  COM                  73755L107            $ 0.2128           3,669
 Praxair Inc                                  COM                  74005P104            $ 1.1631          26,050
 Procter & Gamble                             COM                  742718109            $ 1.6511          26,376
 Provident Bankshares Corp.                   COM                  743859100            $ 1.2486          55,803
 Qwest Communications Intl Inc.               COM                  749121109            $ 0.3027           8,637
 Radian Group Inc.                            COM                  750236101            $ 2.1822          32,210
 SBC Communications Inc                       COM                  78387G103            $ 0.3810           8,536
 SPX Corp                                     COM                  784635104            $16.1850         178,327
 St. Paul Cos                                 COM                  792860108            $ 0.5614          12,744
 Schering Plough Corp.                        COM                  806605101            $ 5.6826         155,559
 Smurfit-Stone Container Corp                 COM                  832727101            $ 9.8631         741,031
 Stanley Works                                COM                  854616109            $ 2.7250          82,700
 Starwood Hotels & Resorts Worl           PAIRED CTF               85590A203            $ 3.5854         105,421
 Stilwell Financial Inc.                      COM                  860831106            $ 7.5346         280,932
 Target Corporation                           COM                  87612e106            $ 1.8183          50,395
 Terex Corporation                            COM                  880779103            $ 1.9221         110,785
 Textron Inc                                  COM                  883203101            $ 2.6374          46,400
 Town & Country Trust                     SH BEN INT               892081100            $ 0.2157          11,325
 Tyco International Ltd                       COM                  902124106            $ 7.7758         179,870
 USX-Marathon Group Inc                     COM NEW                902905827            $ 0.3699          13,725
 USX-US Steel Gp                              COM                  90337T101            $ 1.3643          92,875
 United Dominion Inds Ltd                     COM                  909914103            $ 1.7016          81,030
 United Technologies                          COM                  913017109            $ 2.2936          31,291
 UnumProvident Corp                           COM                  91529y106            $ 0.5924          20,275
 Varian Inc.                                  COM                  922206107            $ 0.7413          29,000
 Varian Semiconductor Equipment               COM                  922207105            $ 0.3960          12,400
 Varian Medical Systems, Inc.                 COM                  92220p105            $ 0.7472          12,290
 Viacom Inc. - Cl B                          CL B                  925524308            $11.5125         261,826
 Viad Corp                                    COM                  92552R109            $ 1.9130          80,279
 Vivendi Universal -sp ADR               SPON ADR NEW              92851S204            $ 0.5568           9,181
 Washington Mutual, Inc.                      COM                  939322103            $16.8472         307,712
 Waste Connections, Inc.                      COM                  941053100            $ 0.3227          11,200
 Watson Pharmaceuticals, Inc.                 COM                  942683103            $ 4.7545          90,390
 Westaim Corp                                 COM                  956909105            $ 0.2428          46,826
 Zale Corp.                                   COM                  988858106            $ 1.9304          66,565
 PartnerRe Ltd                                COM                  G6852T105            $ 2.7559          55,934
 Flextronics International Inc                ORD                  Y2573F102            $ 0.7417          49,448

                                                                                      $ 286.4930       8,604,605